Supplement Dated June 10, 2015
To The Prospectus Dated April 27, 2015

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Proposed Reorganization of JNAM Guidance – Equity Income Fund

On May 14, 2015, the Board of Trustees (the "Board") of the Jackson Variable Series Trust (the "Trust") approved the proposed reorganization of the JNAM Guidance – Equity Income Fund (the "Guidance Equity Income Fund" or the "Acquired Fund") into the JNL/The Boston Company Equity Income Fund (the "TBC Equity Income Fund" or the "Acquiring Fund") (the "Reorganization"), each a series of the Trust.

The Reorganization is subject to approval by the shareholders of the Guidance Equity Income Fund at a shareholders' meeting expected to be held in August 2015.  If approved, it is expected that the Reorganization will take place on or around September 21, 2015.  No assurance can be given that the Reorganization will be approved.
Under the terms of the proposed Agreement and Plan of Reorganization, the Guidance Equity Income Fund's assets and liabilities would be transferred to the TBC Equity Income Fund in return for shares of the TBC Equity Income Fund having an aggregate net asset value equal to the Global Equity Income Fund's net assets as of the valuation date. These TBC Equity Income Fund shares would be distributed pro rata to shareholders of the Guidance Equity Income Fund in exchange for their fund shares. Current Guidance Equity Income Fund shareholders would thus become shareholders of the TBC Equity Income Fund and receive shares of TBC Equity Income Fund with a total net asset value equal to that of their shares of the Guidance Equity Income Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.
The federal income tax treatment of the Reorganization depends upon several factors, including the extent to which the Acquired Fund disposes of assets prior to the completion of the Reorganization and whether the Reorganization qualifies as a tax-free reorganization under Section 368(a)(1) of the Code.  In the event the Reorganization qualifies as a tax-free reorganization, no gain or loss will be recognized by the Acquired Fund or its shareholders. The Acquired Fund may dispose of a portion or all of its portfolio securities in connection with and prior to the Reorganization.  The Acquired Fund will recognize gain or loss upon such dispositions; any such gains will be distributed to Acquired Fund shareholders.  In the event the Reorganization does not qualify as a tax-free reorganization, the Acquired Fund will recognize gain or loss on the transfer of its portfolio assets to Acquiring Fund, and the Acquired Fund shareholders will recognize gain or loss on the exchange of their shares for Acquiring Fund shares.

The total annual operating expenses, investment objectives, principal investment strategies and risks of the Guidance Equity Income Fund and the TBC Equity Income Fund are different.  A full description of the TBC Equity Income Fund and the terms of the proposed Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the Guidance Equity Income Fund on or about July 13, 2015.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of TBC Equity Income Fund, nor is it a solicitation of any proxy.  For more information regarding TBC Equity Income Fund, or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission ("SEC") and become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC's web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/Franklin Templeton Natural Resources Fund

On May 14, 2015, the Board of the Trust approved the proposed reorganization of the JNL/Franklin Templeton Natural Resources Fund (the "FT Natural Resources Fund" or the "Acquired Fund"), a series of the Trust into the JNL/BlackRock Commodities Strategy (the "BlackRock Fund" or the "Acquiring Fund" and, together with the Acquired Fund, collectively, the "Funds"), a series of the JNL Series Trust (the "Reorganization").

The Reorganization is subject to approval by the shareholders of the FT Natural Resources Fund at a shareholders' meeting expected to be held in August 2015.  If approved, it is expected that the Reorganization will take place on or around September 21, 2015.  No assurance can be given that the Reorganization will be approved.

Under the terms of the proposed Agreement and Plan of Reorganization, the FT Natural Resources Fund's assets and liabilities would be transferred to the BlackRock Fund in return for shares of the BlackRock Fund having an aggregate net asset value equal to the FT Natural Resources Fund's net assets as of the valuation date. These BlackRock Fund shares would be distributed pro rata to shareholders of the FT Natural Resources Fund in exchange for their fund shares. Current FT Natural Resources Fund shareholders would thus become shareholders of the BlackRock Fund and receive shares of BlackRock Fund with a total net asset value equal to that of their shares of the FT Natural Resources Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The federal income tax treatment of the Reorganization depends upon several factors, including the extent to which the Acquired Fund disposes of assets prior to the completion of the Reorganization and whether the Reorganization qualifies as a tax-free reorganization under Section 368(a)(1) of the Code.  In the event the Reorganization qualifies as a tax-free reorganization, no gain or loss will be recognized by the Acquired Fund or its shareholders. The Acquired Fund may dispose of a portion or all of its portfolio securities in connection with and prior to the Reorganization.  The Acquired Fund will recognize gain or loss upon such dispositions; any such gains will be distributed to Acquired Fund shareholders.  In the event the Reorganization does not qualify as a tax-free reorganization, the Acquired Fund will recognize gain or loss on the transfer of its portfolio assets to Acquiring Fund, and the Acquired Fund shareholders will recognize gain or loss on the exchange of their shares for Acquiring Fund shares.

The total annual operating expenses of the Funds are different. The investment objectives of the FT Natural Resources Fund and the BlackRock Fund are generally compatible and the Funds share some similarities in their principal investment strategies and risk profiles in seeking to achieve those objectives. A full description of the BlackRock Fund and the terms of the proposed Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the FT Natural Resources Fund on or about July 13, 2015.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of BlackRock Fund, nor is it a solicitation of any proxy.  For more information regarding BlackRock Fund, or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission ("SEC") and become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC's web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Investment Strategy, Sub-Adviser and Name Change for JNL/Franklin Templeton Frontier Markets Fund (for purposes of the following paragraph only, the "Fund")

The Board of the Trust approved a change of sub-adviser for JNL/Franklin Templeton Frontier Markets Fund and a change in the Fund's investment strategy and risk profile from an actively managed fund to a passive index strategy and a corresponding change in the Fund's name.  Contract owners will be sent an Information Statement containing additional information on the change of sub-adviser and investment strategy for the JNL/Franklin Templeton Frontier Markets Fund. The Fund will be sub-advised by Mellon Capital Management Corporation and the name of the Fund will change to JNL/Mellon Capital Frontier Markets 100 Index Fund.  The changes in investment strategy, risk profile, sub-adviser and Fund name are not subject to shareholder approval and are expected to take place on or around September 21, 2015.

Sub-Adviser Change of Control for the JNL/FAMCO Flex Core Covered Call Fund

The Board of the Trust approved a new investment sub-advisory agreement pursuant to a change of control, defined under the Investment Company Act of 1940, as amended, for the sub-adviser for JNL/FAMCO Flex Core Covered Call Fund (the "FAMCO Fund"). Ziegler Capital Management, LLC ("Ziegler"), a wholly owned subsidiary of Stifel Financial Corporation, recently entered into an agreement with Fiduciary Asset Management LLC ("FAMCO"), the current sub-adviser to the FAMCO Fund, whereby Ziegler would acquire 100% of FAMCO and FAMCO employees would become employees of Ziegler. Contract owners will be sent an Information Statement containing additional information on the change of control of the sub-adviser for the FAMCO Fund. The FAMCO Fund will be sub-advised by Ziegler, but the portfolio managers and the name of the FAMCO Fund are not expected to change. The transaction relating to the change of control was not subject to shareholder approval and took place on May 29, 2015.

This Supplement is dated June 10, 2015.